UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
     Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                        Municipal Bonds                                                                 (000)             Value
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 166.2%  Massachusetts State College Building Authority, Project Revenue
                        Bonds, Series A, 5%, 5/01/31 (a)                                             $    1,000        $  997,240
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State College Building Authority, Project Revenue Refunding
                        Bonds, Series B, 5.50%, 5/01/39 (b)                                                 825           873,073
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Education Revenue Bonds
                        (Belmont Hill School), 5%, 9/01/11 (c)                                            1,100         1,193,830
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Education Revenue Bonds
                        (Middlesex School Project), 5%, 9/01/33                                             400           388,220
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Education Revenue Bonds
                        (Xaverian Brothers High School), 5.65%, 7/01/29                                     250           243,345
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Educational Facility
                        Revenue Bonds (Academy of the Pacific Rim),                                       1,000           808,890
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, First Mortgage Revenue
                        Bonds (Edgecombe Project), Series A, 6.75%, 7/01/21                                 855           913,585
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, First Mortgage Revenue
                        Bonds (Overlook Communities Inc.), Series A, 6.125%, 7/01/24                        850           799,145
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, First Mortgage Revenue
                        Refunding Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington),
                        Series A, 5%, 3/01/35 (e)                                                         1,250         1,171,000
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Human Service Provider
                        Revenue Bonds (Seven Hills Foundation & Affiliates), 5%, 9/01/35 (e)                500           453,005
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Resource Recovery Revenue
                        Bonds (Ogden Haverhill Associates), AMT, Series A, 6.70%, 12/01/14                  695           716,941
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (Boston
                        University), Series T-1, 5%, 10/01/39 (a)                                         1,000           979,030
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (College of
                        Pharmacy and Allied Health Services), Series D,
                        5%, 7/01/27 (f)                                                                     500           501,470
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (Franklin W.
                        Olin College), Series B, 5.25%, 7/01/33 (b)                                         400           389,060
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (Linden Ponds,
                        Inc. Facility), Series A, 5.75%, 11/15/35                                         1,000           862,660

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
HFA     Housing Finance Agency
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                        Municipal Bonds                                                                 (000)             Value
---------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Massachusetts College of Pharmacy and Health Sciences), 5.75%,
                        7/01/13 (c)                                                                  $    1,000        $1,143,260
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Massachusetts Council of Human Service Providers, Inc.),
                        Series C, 6.60%, 8/15/29                                                            425           387,460
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Smith College), 5%, 7/01/35                                                      2,000         1,991,000
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Volunteers of America - Ayer Limited Partnership), AMT,
                        Series A, 6.20%, 2/20/46 (g)                                                        495           505,821
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (WGBH Educational Foundation), Series A, 5.75%, 1/01/42 (a)                       1,100         1,227,908
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Western New England College), 5.875%, 12/01/12 (c)                                 600           657,066
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (The Wheeler School), 6.50%, 12/01/29                                               540           546,901
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Williston Northampton School Project), 5%, 10/01/25 (b)                            500           480,275
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Worcester Polytechnic Institute), 5%, 9/01/27 (h)                                1,985         1,996,771
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Boston University), Series P, 5.45%, 5/15/59                               1,500         1,405,005
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Clark University), 5.125%, 10/01/35 (b)                                      500           491,675
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Western New England College), Series A, 5%, 9/01/33 (f)                    1,500         1,470,330
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                        (Wheelock College), Series C, 5.25%, 10/01/37                                     1,000           881,860
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A,
                        5.25%, 12/01/48                                                                   1,000           902,920
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 1/01/12 (c)                                                                     170           190,116
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 1/01/12 (c)(i)                                                                   85            95,058
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 7/01/22                                                                         630           660,662
                        ---------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                        Municipal Bonds                                                                 (000)             Value
---------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 7/01/31                                                                  $      315        $  321,709
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Baystate Medical Center), Series F, 5.75%, 7/01/33                         1,000         1,008,890
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Berkshire Health System), Series E, 6.25%, 10/01/31                          350           358,904
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Berkshire Health System), Series F, 5%, 10/01/19 (f)                       1,000         1,042,190
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Harvard University), Series FF, 5.125%, 7/15/37                            1,350         1,353,240
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Lahey Clinic Medical Center), Series D, 5.25%, 8/15/37                     1,000           979,410
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Milford-Whitinsville Hospital), Series D, 6.35%, 7/15/12 (c)                 750           856,283
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Partners Healthcare System), VRDN, Series D-5,
                        1.15%, 7/01/17 (j)                                                                  100           100,000
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Partners Healthcare System), VRDN, Series P-1,
                        1.90%, 7/01/27 (j)(k)                                                             1,300         1,300,000
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Simmons College), Series F, 5%, 10/01/13 (c)(l)                            1,000         1,102,580
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (University of Massachusetts), Series C, 5.125%, 10/01/34 (l)                 230           227,534
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Wheaton College), Series D, 6%, 1/01/18                                    1,130         1,142,385
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Bay Cove Human Services Issue), Series A,
                        5.90%, 4/01/28                                                                      775           732,460
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Berklee College of Music), Series A, 5%, 10/01/37                1,000           961,260
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Boston College), Series N, 5.125%, 6/01/37                       1,000         1,001,050
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Christopher House), Series A, 6.875%, 1/01/29                      490           479,607
                        ---------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                        Municipal Bonds                                                                 (000)             Value
---------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Revenue Refunding Bonds (Learning Center For Deaf Children),
                        Series C, 6.125%, 7/01/29                                                    $      495       $   473,992
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Revenue Refunding Bonds (Massachusetts Institute of Technology),
                        Series L, 5%, 7/01/23                                                               500           532,465
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Revenue Refunding Bonds (Partners Healthcare System), Series C,
                        5.75%, 7/01/11 (c)                                                                  480           530,587
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Revenue Refunding Bonds (Partners Healthcare System), Series C,
                        5.75%, 7/01/32                                                                       20            20,487
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Revenue Refunding Bonds (Valley Regional Health System), Series C,
                        5.75%, 7/01/18 (m)                                                                  395           395,565
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Revenue Refunding Bonds (Wellesley College),
                        5%, 7/01/33                                                                       1,500         1,489,245
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency, Health Care Facility
                        Revenue Bonds (Age Institute of Massachusetts Project), 8.05%,
                        11/01/25                                                                            715           720,341
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency, PCR (General Motors
                        Corporation), 5.55%, 4/01/09                                                      1,500         1,481,745
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency Revenue Bonds (Wentworth
                        Institute of Technology), 5.75%, 10/01/08 (c)                                       400           415,780
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency, Senor Living Facility
                        Revenue Bonds (Forge Hill Project), AMT, 6.75%, 4/01/08 (c)                         340           346,800
                        ---------------------------------------------------------------------------------------------------------
                        Massachusetts State School Building Authority, Dedicated Sales Tax
                        Revenue Bonds, Series A, 5%, 8/15/30 (k)                                          2,000         2,013,360
                        ---------------------------------------------------------------------------------------------------------
                        Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue
                        Bonds (Route 128 Parking Garage), Series B, 6.53%, 7/01/09 (c)(d)(n)              1,000           488,350
                        ---------------------------------------------------------------------------------------------------------
                        University of Massachusetts Building Authority, Project Revenue
                        Refunding Bonds, Senior Series 04-1, 5.125%, 11/01/14 (a)(d)                        500           556,810
                        ---------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds (Cost - $48,888,561*) - 166.2%                                           48,757,611

                        Other Assets Less Liabilities - 2.1%                                                              627,645

                        Preferred Shares, at Redemption Value - (68.3%)                                               (20,038,611)
                                                                                                                      -----------
                        Net Assets Applicable to Common Shares - 100.0%                                               $29,346,645
                                                                                                                      ===========

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 48,891,202
                                                                   ============
      Gross unrealized appreciation                                $  1,168,007
      Gross unrealized depreciation                                  (1,301,598)
                                                                   ------------
      Net unrealized depreciation                                  $   (133,591)
                                                                   ============
(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(d)   ACA Insured.
(e)   Radian Insured.
(f)   Assured Guaranty Insured.
(g)   GNMA Collateralized.
(h)   MBIA Insured.
(i) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(j)   Variable rate security. Rate shown is interest rate as of report date.
(k)   FSA Insured.
(l)   FGIC Insured.
(m)   Connie Lee Insured.
(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
o     Forward interest rate swap outstanding as of March 31, 2008 was as follows:
      --------------------------------------------------------------------------
                                                     Notional
                                                      Amount         Unrealized
                                                      (000)         Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.509% and receive a
      floating rate based on 1-week (SIMFA)
      Municipal Swap Index Rate
      Broker, JPMorgan Chase
      Expires June 2023                               $2,500           $1,248
      --------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust

o Effective January 1, 2008, The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market - corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust's investments:

      --------------------------------------------------------------------------
      Valuation                     Investments in               Other Financial
      Inputs                          Securities                  Instruments*
      --------------------------------------------------------------------------
      Level 1                                   0                         0
      Level 2                         $48,757,611                   $ 1,248
      Level 3                                   0                         0
      --------------------------------------------------------------------------
      Total                           $48,757,611                   $ 1,248
      ==========================================================================

      *Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -----------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 22, 2008